WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
OPTIONS
Schedule of Summary of warrants outstanding
			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contract	Intrinsic
	Warrants	Price	Life	Value
Outstanding at March 31, 2019	237,747	$0.20	0.25	$18,470
Granted	--	--	--	--
Exercised	(21,427)	0.05	--	--
Expired	(107,044)	(0.05)	--	--
Outstanding at June 30, 2019	109,276	-0.05	0.25	---
Granted	3,700,000	0.15	2.0	--
Exercised	--	--	--	--
Expired	(109,276)	(0.37)	--	--
Outstanding at September 30, 2020	3,700,000	$0.15	1.85	$--

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Intrinsic Value
Outstanding at March 31, 2018	1,939,794	$0.09	.38	$333,133
Granted	237,747	0.20	.87	--
Expired	(274,084)	(0.35)	--	--
Exercised	(1,665,710)	0.05	--	--
Outstanding at March 31, 2019	237,747	$0.20	.25	$18,470
Granted	--	--	--	--
Exercised	(21,427)	0.05
Expired	(216,320)	0.05
Outstanding at March 31, 2020	--	$0.00	0.00	$--